Previously Securitized Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 transaction	Dec. 31, 2012	Dec. 31, 2011
Previously Securitized Loans [Abstract]
Number of securitization transactions	6
Proceeds from securitization transactions	$ 760,000,000
Fixed rate of junior-lien underlying mortgages	125.00%
Carrying value remaining	0
Outstanding balance of securitized loans	6,200,000
Recognized interest income from previously securitized loans	$ 2,500,000	$ 3,300,000	$ 3,100,000